Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Gross Carrying Amount $ in Millions	12 Months Ended
	Dec. 31, 2025 CLP ($) portfolio	Dec. 31, 2024 CLP ($)
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	$ 56,146	$ 105,382
New financial assets originated		36,909
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Assets derecognised or matured (excluding write-off)		(89,808)
Changes in measurement of financial assets		3,663
Write-off		0
Other adjustments		0
Gross carrying amount, Ending balance		56,146
ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	1,141	125
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
New financial assets originated		148
Assets derecognised or matured (excluding write-off)		(29)
Changes due to changes un credit risk		897
Write-off	0	0
Other adjustments		0
ECL allowance, Ending balance		1,141
Commercial loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	56,146
ECL allowance, Beginning balance	1,141
New financial assets originated	44,500
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	0
Assets derecognised or matured (excluding write-off)	(653)
Changes in measurement of financial assets	(5,152)
Write-off	0
Other adjustments	0
ECL allowance, Ending balance	4,487	1,141
Gross carrying amount, Ending balance	94,841	56,146
Commercial loans | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	1,141
Transfers to stage 1	86
Transfers to stage 2	0
Transfers to stage 3	3,973
New financial assets originated	147
Assets derecognised or matured (excluding write-off)	0
Changes due to changes un credit risk	(860)
Write-off	0
Other adjustments	0
ECL allowance, Ending balance	4,487	1,141
Mortgage loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	19,921	0
ECL allowance, Beginning balance	23
New financial assets originated	251,444	21,060
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(38,548)	0
Changes in measurement of financial assets	(31,409)	(1,139)
Write-off	0	0
Other adjustments	0	0
ECL allowance, Ending balance	176	23
Gross carrying amount, Ending balance	$ 201,408	19,921
Number of housing portfolio transactions | portfolio	276
Mortgage loans | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	$ 23	0
Transfers to stage 1	(67)	0
Transfers to stage 2	71	0
Transfers to stage 3	0	0
New financial assets originated	183	22
Assets derecognised or matured (excluding write-off)	(10)	0
Changes due to changes un credit risk	9	1
Write-off	(33)	0
Other adjustments	0	0
ECL allowance, Ending balance	176	23
Stage 1
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	56,146	105,382
New financial assets originated		36,909
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Assets derecognised or matured (excluding write-off)		(89,808)
Changes in measurement of financial assets		3,663
Write-off		0
Other adjustments		0
Gross carrying amount, Ending balance		56,146
Stage 1 | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	1,141	125
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
New financial assets originated		148
Assets derecognised or matured (excluding write-off)		(29)
Changes due to changes un credit risk		897
Write-off		0
Other adjustments		0
ECL allowance, Ending balance		1,141
Stage 1 | Commercial loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	56,146
New financial assets originated	44,500
Transfers to stage 1	(17,770)
Transfers to stage 2	0
Transfers to stage 3	0
Assets derecognised or matured (excluding write-off)	(653)
Changes in measurement of financial assets	(4,418)
Write-off	0
Other adjustments	0
Gross carrying amount, Ending balance	77,805	56,146
Stage 1 | Commercial loans | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	1,141
Transfers to stage 1	(590)
Transfers to stage 2	0
Transfers to stage 3	0
New financial assets originated	147
Assets derecognised or matured (excluding write-off)	0
Changes due to changes un credit risk	(502)
Write-off	0
Other adjustments	0
ECL allowance, Ending balance	196	1,141
Stage 1 | Mortgage loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	19,921	0
New financial assets originated	251,444	21,060
Transfers to stage 1	5,016	0
Transfers to stage 2	(5,141)	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(37,630)	0
Changes in measurement of financial assets	(32,202)	(1,139)
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	201,408	19,921
Stage 1 | Mortgage loans | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	23	0
Transfers to stage 1	19	0
Transfers to stage 2	(28)	0
Transfers to stage 3	0	0
New financial assets originated	183	22
Assets derecognised or matured (excluding write-off)	(8)	0
Changes due to changes un credit risk	11	1
Write-off	(24)	0
Other adjustments	0	0
ECL allowance, Ending balance	176	23
Stage 2
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Assets derecognised or matured (excluding write-off)		0
Changes in measurement of financial assets		0
Write-off		0
Other adjustments		0
Gross carrying amount, Ending balance		0
Stage 2 | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	0	0
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Assets derecognised or matured (excluding write-off)		0
Changes due to changes un credit risk		0
Write-off		0
Other adjustments		0
ECL allowance, Ending balance		0
Stage 2 | Commercial loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0
New financial assets originated
Transfers to stage 1	17,770
Transfers to stage 2	0
Transfers to stage 3	(18,211)
Assets derecognised or matured (excluding write-off)	0
Changes in measurement of financial assets	441
Write-off	0
Other adjustments	0
Gross carrying amount, Ending balance	0	0
Stage 2 | Commercial loans | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	0
Transfers to stage 1	676
Transfers to stage 2	0
Transfers to stage 3	(318)
New financial assets originated
Assets derecognised or matured (excluding write-off)	0
Changes due to changes un credit risk	(358)
Write-off	0
Other adjustments	0
ECL allowance, Ending balance	0	0
Stage 2 | Mortgage loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0	0
New financial assets originated
Transfers to stage 1	(5,016)	0
Transfers to stage 2	5,141	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(918)	0
Changes in measurement of financial assets	793	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Stage 2 | Mortgage loans | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	0	0
Transfers to stage 1	(86)	0
Transfers to stage 2	99	0
Transfers to stage 3	0	0
New financial assets originated	0	0
Assets derecognised or matured (excluding write-off)	(2)	0
Changes due to changes un credit risk	(2)	0
Write-off	(9)	0
Other adjustments	0	0
ECL allowance, Ending balance	0	0
Stage 3
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0	0
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Assets derecognised or matured (excluding write-off)		0
Changes in measurement of financial assets		0
Write-off		0
Other adjustments		0
Gross carrying amount, Ending balance		0
Stage 3 | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	0	0
Transfers to stage 1		0
Transfers to stage 2		0
Transfers to stage 3		0
Assets derecognised or matured (excluding write-off)		0
Changes due to changes un credit risk		0
Write-off		0
Other adjustments		0
ECL allowance, Ending balance		0
Stage 3 | Commercial loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0
New financial assets originated
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	18,211
Assets derecognised or matured (excluding write-off)	0
Changes in measurement of financial assets	(1,175)
Write-off	0
Other adjustments	0
Gross carrying amount, Ending balance	17,036	0
Stage 3 | Commercial loans | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	0
Transfers to stage 1	0
Transfers to stage 2	0
Transfers to stage 3	4,291
New financial assets originated
Assets derecognised or matured (excluding write-off)	0
Changes due to changes un credit risk	0
Write-off	0
Other adjustments	0
ECL allowance, Ending balance	4,291	0
Stage 3 | Mortgage loans
Schedule of Gross Carrying Amount [Line Items]
Gross carrying amount, Beginning balance	0	0
New financial assets originated
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes in measurement of financial assets	0	0
Write-off	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Stage 3 | Mortgage loans | ECL
Schedule of Gross Carrying Amount [Line Items]
ECL allowance, Beginning balance	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
New financial assets originated	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes due to changes un credit risk	0	0
Write-off	0	0
Other adjustments	0	0
ECL allowance, Ending balance	$ 0	$ 0